Derivative instruments and hedging activities - Additional information (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2023	Mar. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability position with credit-risk-related contingent features	¥ 699	¥ 574
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	586	403
Additional collateral required to be posted, aggregate fair value	¥ 16	¥ 11